Disclosures on equity - Narrative (Details) $ / shares in Units, $ in Thousands		12 Months Ended
	Apr. 25, 2024 $ / shares	Dec. 31, 2025 USD ($) director t $ / shares	Dec. 31, 2024	Dec. 31, 2023 $ / shares
Disclosures Of Equity [Line Items]
Contractual capital commitments | $		$ 0
Borrowing ratio, maximum		1.0
Minimum ownership required to call ordinary or extraordinary meeting, percentage		50.00%
Number of directors elected per voting right | director		1
Threshold ownership percentage for shareholder meeting request		5.00%
Number of consecutive limitation period of series B shares (in years)		50 years
Dividend payable, percentage of net income		30.00%
Interim dividend (in dollars per share)	$ 0.21339
Final dividend (in USD per share)	$ 2.11386	$ 0
Series B preferred shares
Disclosures Of Equity [Line Items]
Par value per share (in dollars per share)		0
Series A Preferred Shares [Member]
Disclosures Of Equity [Line Items]
Par value per share (in dollars per share)		$ 0
Codelco Joint Venture
Disclosures Of Equity [Line Items]
Joint venture partner share of production volume | t		33,500
Dividend payables, contractual objection period (in days)		30 days
Capital Management
Disclosures Of Equity [Line Items]
Indebtedness ratio		0.24	0.44
First Interim Dividend
Disclosures Of Equity [Line Items]
Final dividend (in USD per share)				$ 0.78760
Second Interim Dividend
Disclosures Of Equity [Line Items]
Final dividend (in USD per share)				0.60940
Third Dividend
Disclosures Of Equity [Line Items]
Final dividend (in USD per share)				$ 0.50347
Minimum
Disclosures Of Equity [Line Items]
Cash dividend rate, percentage		30.00%